Other Payables, Accruals and Advance Receipts	6 Months Ended
Jun. 30, 2019
Other Payables, Accruals and Advance Receipts
Other Payables, Accruals and Advance Receipts

10. Other Payables, Accruals and Advance Receipts

Other payables, accruals and advance receipts consisted of the following:

	June 30,	December 31,
	2019	2018
	(in US$’000)
Accrued salaries and benefits	9,602	8,715
Accrued research and development expenses	42,960	28,883
Accrued selling and marketing expenses	4,530	4,675
Accrued administrative and other general expenses	7,751	6,181
Deferred government incentives	505	1,817
Deposits	1,296	1,230
Dividend payable to a non-controlling shareholder of a subsidiary (Note 17(iv))	—	1,282
Accrued issuance costs	6,542	—
Others	2,381	3,544
	75,567	56,327